UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)      (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:            (212) 632-6000

Date of fiscal year end:         12/31

Date of reporting period:      9/30/2008

FORM N-Q

Item 1.   Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio
Common Stocks—97.8%
Alcohol & Tobacco—2.4%
Altria Group, Inc.	3,500	$69,440
Molson Coors Brewing Co., Class B	1,500	70,125
Reynolds American, Inc.	1,400	68,068
		207,633
Automotive—0.8%
The Goodyear Tire & Rubber Co. (a)	4,470	68,436

Banking—6.4%
Bank of America Corp.	9,411	329,385
Bank of New York Mellon Corp.	3,474	113,183
Marshall & Ilsley Corp.	2,700	54,405
Wells Fargo & Co.	1,380	51,791
		548,764
Cable Television—1.0%
Comcast Corp., Class A	4,330	85,388

Chemicals—4.2%
Air Products & Chemicals, Inc.	550	37,669
Cytec Industries, Inc.	1,600	62,256
Du Pont (E.I.) de Nemours & Co.	1,700	68,510
RPM International, Inc.	3,100	59,954
The Dow Chemical Co.	4,020	127,756
		356,145
Computer Software—2.5%
Microsoft Corp.	5,320	141,991
Oracle Corp. (a)	3,300	67,023
		209,014
Consumer Products—1.4%
International Flavors &
Fragrances, Inc.	1,100	43,406
The Procter & Gamble Co.	1,135	79,098
		122,504
Drugs—7.4%
Merck & Co., Inc.	5,100	160,956
Pfizer, Inc.	13,894	256,205
Schering-Plough Corp.	2,900	53,563
Wyeth	4,300	158,842
		629,566
Electric—3.7%
American Electric Power Co., Inc.	1,300	48,139
Entergy Corp.	750	66,758
Exelon Corp.	1,360	85,163
FirstEnergy Corp.	1,000	66,990
PG&E Corp.	1,200	44,940
		311,990
Energy Exploration & Production—3.5%
Anadarko Petroleum Corp.	1,500	72,765
Apache Corp.	560	58,397
Devon Energy Corp.	855	77,976
Newfield Exploration Co. (a)	1,570	50,224
Occidental Petroleum Corp.	580	40,861
		300,223
Energy Integrated—12.8%
Chevron Corp.	3,661	301,959
ConocoPhillips	2,750	201,438
Exxon Mobil Corp.	6,556	509,139
Marathon Oil Corp.	1,920	76,550
		1,089,086
Energy Services—0.3%
Exterran Holdings, Inc. (a)	700	22,372

Financial Services—7.3%
Ameriprise Financial, Inc.	1,900	72,580
Capital One Financial Corp.	700	35,700
Citigroup, Inc.	11,720	240,377
JPMorgan Chase & Co.	4,276	199,689
State Street Corp.	700	39,816
Visa, Inc.	600	36,834
		624,996
Food & Beverages—1.4%
Coca-Cola Enterprises, Inc.	3,700	62,049
Kraft Foods, Inc., Class A	1,804	59,081
		121,130
Forest & Paper Products—2.2%
Ball Corp.	1,600	63,184
Kimberly-Clark Corp.	679	44,026

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio (continued)
Owens-Illinois, Inc. (a)	2,700	$79,380
		186,590

Health Services—2.6%
Aetna, Inc.	2,500	90,275
Community Health Systems, Inc. (a)	1,400	41,034
WellPoint, Inc. (a)	1,950	91,201
		222,510

Insurance—7.3%
ACE, Ltd.	1,000	54,130
Everest Re Group, Ltd.	950	82,203
Lincoln National Corp.	1,581	67,683
MetLife, Inc.	700	39,200
PartnerRe, Ltd.	1,000	68,090
The Allstate Corp.	1,180	54,422
The Hartford Financial Services
Group, Inc.	1,700	69,683
The Travelers Cos., Inc.	2,000	90,400
Willis Group Holdings, Ltd.	2,900	93,554
		619,365

Leisure & Entertainment—4.5%
Brinker International, Inc.	2,300	41,147
Darden Restaurants, Inc.	1,400	40,082
News Corp., Class A	6,741	80,825
Time Warner, Inc.	11,500	150,765
Viacom, Inc., Class B (a)	2,800	69,552
		382,371

Manufacturing—9.6%
Corning, Inc.	2,700	42,228
Deere & Co.	1,000	49,500
General Electric Co.	12,875	328,312
Goodrich Corp.	500	20,800
Honeywell International, Inc.	1,300	54,015
Parker Hannifin Corp.	1,100	58,300
Rockwell Collins, Inc.	700	33,663
Textron, Inc.	2,200	64,416
The Boeing Co.	1,500	86,025
United Technologies Corp.	1,350	81,081
		818,340

Medical Products—1.8%
Johnson & Johnson	2,200	152,416

Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold, Inc.	600	34,110
Newmont Mining Corp.	900	34,884
		68,994
Real Estate—1.0%
CBL & Associates Properties, Inc. REIT	2,100	42,168
Developers Diversified Realty Corp.	1,250	39,613
		81,781
Retail—2.0%
CVS Caremark Corp.	2,200	74,052
J.C. Penney Co., Inc.	1,200	40,008
Phillips-Van Heusen Corp.	1,400	53,074
		167,134
Semiconductors & Components—2.3%
Analog Devices, Inc.	2,300	60,605
Intel Corp.	3,300	61,809
Tyco Electronics, Ltd.	2,800	77,448
		199,862
Technology—0.6%
International Business Machines Corp.	460	53,802

Technology Hardware—3.3%
Brocade Communications Systems, Inc. (a)	9,900	57,618
Cisco Systems, Inc. (a)	2,000	45,120
Dell, Inc. (a)	3,400	56,032
Hewlett-Packard Co.	1,900	87,856
Motorola, Inc.	4,740	33,844
		280,470
Telecommunications—4.7%
AT&T, Inc.	11,030	307,958
Verizon Communications, Inc.	2,959	94,954
		402,912
Total Common Stock
(Identified cost $9,745,021)		8,333,794

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. Equity Value Portfolio (concluded)
Repurchase Agreement—3.5%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$305,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$304,619)
Proceeds of $298,001
(Identified cost $298,000)	$298	$298,000

Total Investments—101.3%
(Identified cost $10,043,021) (b)		$8,631,794
Liabilities in Excess of Cash and
Other Assets—(1.3)%		(109,040)

Net Assets—100.0%		$8,522,754

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio
Common Stocks—99.0%
Alcohol & Tobacco—4.5%
Molson Coors Brewing Co., Class
B	32,500	$1,519,375
Philip Morris International, Inc.	16,600	798,460
Reynolds American, Inc.	23,800	1,157,156
		3,474,991
Automotive—0.6%
The Goodyear Tire & Rubber Co.
(a)	28,900	442,459
Banking—3.2%
Bank of America Corp.	25,214	882,490
Hudson City Bancorp, Inc.	29,200	538,740
Wells Fargo & Co.	27,700	1,039,581
		2,460,811
Cable Television—2.2%
Comcast Corp., Class A	85,100	1,678,172

Chemicals—1.8%
Air Products & Chemicals, Inc.	11,000	753,390
The Dow Chemical Co.	19,300	613,354
		1,366,744
Computer Software— 7.3%
Microsoft Corp.	147,535	3,937,709
Oracle Corp. (a)	50,700	1,029,717
Symantec Corp. (a)	34,000	665,720
		5,633,146
Drugs—5.0%
Merck & Co., Inc.	27,200	858,432
Pfizer, Inc.	31,200	575,328
Wyeth	64,800	2,393,712
		3,827,472
Electric—1.5%
American Electric Power Co., Inc.	30,800	1,140,524

Energy Exploration & Production—0.5%
Apache Corp.	3,400	354,552

Energy Integrated—10.2%
Chevron Corp.	17,200	1,418,656

ConocoPhillips	23,900	1,750,675
Exxon Mobil Corp.	32,400	2,516,184
Hess Corp.	4,800	393,984
Marathon Oil Corp.	19,300	769,491
Massey Energy Co.	15,900	567,153
Valero Energy Corp.	12,600	381,780
		7,797,923
Energy Services—0.9%
BJ Services Co.	35,770	684,280

Financial Services—5.3%
Ameriprise Financial, Inc.	13,900	530,980
Citigroup, Inc.	74,722	1,532,548
JPMorgan Chase & Co.	36,191	1,690,120
Visa, Inc.	5,700	349,923
		4,103,571
Food & Beverages—4.2%
Coca-Cola Enterprises, Inc.	62,600	1,049,802
Kraft Foods, Inc., Class A	51,453	1,685,086
Smithfield Foods, Inc. (a)	29,200	463,696
		3,198,584
Forest & Paper Products—3.1%
Ball Corp.	22,415	885,169
Kimberly-Clark Corp.	23,280	1,509,475
		2,394,644
Health Services—0.8%
UnitedHealth Group, Inc.	25,600	649,984

Housing—1.4%
Masco Corp.	58,300	1,045,902

Insurance—4.4%
Marsh & McLennan Cos., Inc.	24,500	778,120
PartnerRe, Ltd.	12,000	817,080
The Allstate Corp.	26,700	1,231,404
The Travelers Cos., Inc.	12,600	569,520
		3,396,124
Leisure & Entertainment—3.2%
Brinker International, Inc.	57,300	1,025,097
Starbucks Corp. (a)	26,300	391,081
Time Warner, Inc.	78,400	1,027,824
		2,444,002

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio (concluded)
Manufacturing—8.8%
Deere & Co.	12,700	$628,650
Dover Corp.	17,000	689,350
General Electric Co.	55,100	1,405,050
Honeywell International, Inc.	16,293	676,974
Parker Hannifin Corp.	13,600	720,800
Pitney Bowes, Inc.	24,500	814,870
Textron, Inc.	25,300	740,784
The Boeing Co.	19,200	1,101,120
		6,777,598
Medical Products—6.7%
Boston Scientific Corp. (a)	105,500	1,294,485
Johnson & Johnson	55,760	3,863,053
		5,157,538
Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold, Inc.
	11,600	659,460
Real Estate—1.2%
Public Storage REIT	9,300	920,793

Retail—8.4%
CVS Caremark Corp.	42,700	1,437,282
Foot Locker, Inc.	19,400	313,504
J.C. Penney Co., Inc.	24,800	826,832
Liz Claiborne, Inc.	60,505	994,097
The Kroger Co.	46,200	1,269,576
Wal-Mart Stores, Inc.	26,400	1,581,096
		6,422,387
Semiconductors & Components—3.9%
Analog Devices, Inc.	28,400	748,340
Flextronics International, Ltd. (a)	103,400	732,072
Intel Corp.	82,200	1,539,606
		3,020,018
Technology—3.5%
eBay, Inc. (a)	45,600	1,020,528
International Business Machines
Corp.	13,990	1,636,270
		2,656,798

Technology Hardware—2.6%
Cisco Systems, Inc. (a)	49,855	1,124,729
Dell, Inc. (a)	51,600	850,368
		1,975,097
Telecommunications—2.1%
Verizon Communications, Inc.	49,300	1,582,037

Transportation—0.8%
United Parcel Service, Inc., Class
B	10,400	654,056
Total Common Stock
(Identified cost $85,701,635)		75,919,667
Total Investments l 99.0%
(Identified cost $85,701,635) (b)		$75,919,667
Cash and Other Assets in Excess
of Liabilities—1.0%		755,165
Net Assets—100.0%		$76,674,832

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Mid Cap Equity Portfolio
Common Stocks—97.6%
Alcohol & Tobacco—2.7%
Molson Coors Brewing Co., Class
B	134,400	$6,283,200
Automotive—0.7%
The Goodyear Tire & Rubber Co.
(a)	111,400	1,705,534
Banking—2.6%
City National Corp.	21,500	1,167,450
Hudson City Bancorp, Inc.	152,500	2,813,625
Marshall & Ilsley Corp.	105,498	2,125,785
		6,106,860
Chemicals—1.2%
RPM International, Inc.	150,800	2,916,472

Commercial Services—5.3%
Cintas Corp.	126,800	3,640,428
Corrections Corp. of America (a)	116,300	2,890,055
NeuStar, Inc., Class A (a)	186,200	3,703,518
WESCO International, Inc. (a)	69,200	2,226,856
		12,460,857
Computer Software—1.3%
Symantec Corp. (a)	158,800	3,109,304

Construction & Engineering—0.7%
Foster Wheeler, Ltd. (a)	48,000	1,733,280

Consumer Products—3.3%
International Flavors &
Fragrances, Inc.	77,500	3,058,150
Leggett & Platt, Inc.	221,900	4,835,201
		7,893,351
Drugs—3.1%
Forest Laboratories, Inc. (a)	85,500	2,417,940
Warner Chilcott, Ltd. (a)	322,200	4,871,664
		7,289,604
Electric—4.3%
American Electric Power Co., Inc.	124,700	4,617,641
PPL Corp.	33,800	1,251,276
Wisconsin Energy Corp.	93,600	4,202,640
		10,071,557

Energy—1.5%
Covanta Holding Corp. (a)	152,000	3,638,880
Energy Exploration & Production—
0.7%
Denbury Resources, Inc. (a)	85,500	1,627,920
Energy Integrated—3.3%
Holly Corp.	91,900	2,657,748
Massey Energy Co.	76,100	2,714,487
Sunoco, Inc.	66,300	2,358,954
		7,731,189
Energy Services—3.2%
Exterran Holdings, Inc. (a)	47,600	1,521,296
Pride International, Inc. (a)	114,800	3,399,228
The Williams Cos., Inc.	115,500	2,731,575
		7,652,099
Financial Services—3.0%
Ameriprise Financial, Inc.	125,000	4,775,000
Federated Investors, Inc., Class B	80,400	2,319,540
		7,094,540
Food & Beverages—8.1%
Campbell Soup Co.	106,300	4,103,180
Coca-Cola Enterprises, Inc.	281,000	4,712,370
McCormick & Co., Inc.	158,800	6,105,860
Smithfield Foods, Inc. (a)	132,300	2,100,924
The J.M. Smucker Co.	38,700	1,961,703
		18,984,037
Forest & Paper Products—5.1%
Ball Corp.	78,300	3,092,067
Bemis Co., Inc.	107,700	2,822,817
Louisiana-Pacific Corp.	233,100	2,167,830
Packaging Corp. of America	170,200	3,945,236
		12,027,950
Health Services—2.3%
Omnicare, Inc.	188,100	5,411,637

Housing—1.5%
Masco Corp.	190,900	3,424,746

Insurance—7.8%
Lincoln National Corp.	66,734	2,856,882
Marsh & McLennan Cos., Inc.	115,700	3,674,632

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Mid Cap Equity Portfolio (concluded)
PartnerRe, Ltd.	51,400	$3,499,826
RenaissanceRe Holdings, Ltd.	86,700	4,508,400
Willis Group Holdings, Ltd.	118,000	3,806,680
		18,346,420

Leisure & Entertainment—3.5%
Brinker International, Inc.	232,100	4,152,269
Darden Restaurants, Inc.	75,200	2,152,976
Starbucks Corp. (a)	125,300	1,863,211
		8,168,456

Manufacturing—6.7%
Dover Corp.	48,500	1,966,675
Parker Hannifin Corp.	43,200	2,289,600
Pitney Bowes, Inc.	118,200	3,931,332
Spirit AeroSystems Holdings, Inc.,
Class A (a)	276,000	4,435,320
Textron, Inc.	106,700	3,124,176
		15,747,103

Medical Products—5.2%
Applied Biosystems, Inc.	78,800	2,698,900
Hospira, Inc. (a)	132,700	5,069,140
Patterson Cos., Inc. (a)	84,100	2,557,481
Zimmer Holdings, Inc. (a)	30,200	1,949,712
		12,275,233

Metals & Mining—0.7%
United States Steel Corp.	21,700	1,684,137

Real Estate—4.0%
CBL & Associates Properties, Inc.
REIT	93,100	1,869,448
Public Storage REIT	40,900	4,049,509
The St. Joe Co. (a)	87,100	3,404,739
		9,323,696

Retail—4.5%
Abercrombie & Fitch Co., Class A	41,200	1,625,340
Foot Locker, Inc.	75,600	1,221,696
Hanesbrands, Inc. (a)	61,300	1,333,275
J.C. Penney Co., Inc.	72,700	2,423,818
Liz Claiborne, Inc.	249,700	4,102,571
		10,706,700

Semiconductors & Components—
5.0%
Agilent Technologies, Inc. (a)	143,800	4,265,108
Analog Devices, Inc.	180,500	4,756,175
Flextronics International, Ltd. (a)	395,200	2,798,016
		11,819,299

Technology Hardware—4.1%
Arrow Electronics, Inc. (a)	72,800	1,908,816
Brocade Communications
Systems, Inc. (a)	381,200	2,218,584
Ingram Micro, Inc., Class A (a)	208,200	3,345,774
Lexmark International, Inc., Class
A (a)	66,600	2,169,162
		9,642,336

Telecommunications—1.5%
Frontier Communications Corp.	302,700	3,481,050

Transportation—0.7%
Con-way, Inc.	36,600	1,614,426
Total Common Stocks
(Identified cost $259,766,772)		229,971,873
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—2.4%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/2008, collateralized by
$5,645,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$5,637,944)
Proceeds of $5,525,015
(Identified cost $5,525,000)	$5,525	5,525,000
Total Investments—100.0%
(Identified cost $265,291,772) (b)		$235,496,873
Cash and Other Assets in Excess
of Liabilities—0.0%		70,747

Net Assets—100.0%		$235,567,620

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio
Common Stocks—98.0%
Alcohol & Tobacco—2.1%
Molson Coors Brewing Co., Class
B	29,800	$1,393,150

Automotive—2.0%
ArvinMeritor, Inc.	50,300	655,912
The Goodyear Tire & Rubber Co.
(a)	43,590	667,363
		1,323,275
Banking—10.0%
Bank of the Ozarks, Inc.	17,650	476,550
Cascade Bancorp	68,200	606,298
IBERIABANK Corp.	22,400	1,183,840
NewAlliance Bancshares, Inc.	75,700	1,137,771
Prosperity Bancshares, Inc.	19,540	664,165
Signature Bank (a)	23,400	816,192
Sterling Bancshares, Inc.	81,200	848,540
TCF Financial Corp.	40,700	732,600
UCBH Holdings, Inc.	49,100	314,731
		6,780,687
Chemicals—2.8%
Polypore International, Inc. (a)	22,000	473,220
RPM International, Inc.	38,900	752,326
Solutia, Inc. (a)	48,200	674,800
		1,900,346
Commercial Services—4.3%
Corrections Corp. of America (a)	19,800	492,030
DST Systems, Inc. (a)	12,000	671,880
Rollins, Inc.	51,600	979,368
Waste Connections, Inc. (a)	22,975	788,042
		2,931,320
Computer Software—2.5%
Ariba, Inc. (a)	22,900	323,577
Secure Computing Corp. (a)	250,051	1,370,279
		1,693,856
Construction & Engineering—2.0%
Chicago Bridge & Iron Co. NV	20,900	402,116
Dycom Industries, Inc. (a)	71,200	927,024
		1,329,140

Consumer Products—3.2%
Matthews International Corp.,
Class A	20,900	1,060,466
Polaris Industries, Inc.	23,500	1,069,015
		2,129,481
Drugs—2.1%
Barr Pharmaceuticals, Inc. (a)	11,100	724,830
Forest Laboratories, Inc. (a)	24,100	681,548
		1,406,378
Electric—2.3%
Wisconsin Energy Corp.	34,300	1,540,070

Energy—1.4%
Covanta Holding Corp. (a)	40,500	969,570

Energy Exploration & Production—
1.8%
TXCO Resources, Inc. (a)	124,293	1,247,902
Energy Integrated—0.9%
Alpha Natural Resources, Inc. (a)	7,400	380,582
Foundation Coal Holdings, Inc.	6,000	213,480
		594,062
Energy Services—2.6%
Dril-Quip, Inc. (a)	4,200	182,238
Pioneer Drilling Co. (a)	32,100	426,930
The Williams Cos., Inc.	31,800	752,070
Trico Marine Services, Inc. (a)	21,200	362,096
		1,723,334
Financial Services—2.7%
Duff & Phelps Corp., Class A (a)	52,500	1,104,075
Waddell & Reed Financial, Inc.	30,350	751,163
		1,855,238
Food & Beverages—2.7%
Campbell Soup Co.	46,500	1,794,900

Forest & Paper Products—1.1%
Ball Corp.	18,300	722,667

Gas Utilities—5.4%
Northwest Natural Gas Co.	15,300	795,600
South Jersey Industries, Inc.	42,300	1,510,110

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio (continued)
Vectren Corp.	49,500	$1,378,575
		3,684,285

Health Services—5.0%
AMERIGROUP Corp. (a)	30,500	769,820
Community Health Systems, Inc.
(a)	23,300	682,923
inVentiv Health, Inc. (a)	35,300	623,398
Magellan Health Services, Inc. (a)	18,600	763,716
Varian, Inc. (a)	13,200	566,280
		3,406,137

Housing—1.5%
Beacon Roofing Supply, Inc. (a)	66,400	1,037,168

Insurance—1.9%
HCC Insurance Holdings, Inc.	18,100	488,700
Max Capital Group, Ltd.	34,900	810,727
		1,299,427

Leisure & Entertainment—2.9%
Bally Technologies, Inc. (a)	18,500	560,180
Cinemark Holdings, Inc.	75,800	1,030,880
Darden Restaurants, Inc.	13,800	395,094
		1,986,154

Manufacturing—8.9%
Dover Corp.	15,400	624,470
Hubbell, Inc., Class B	17,400	609,870
Kaman Corp.	24,700	703,456
Knoll, Inc.	37,650	569,268
Regal-Beloit Corp.	22,600	960,952
Spirit AeroSystems Holdings, Inc.,
Class A (a)	57,400	922,418
Textron, Inc.	17,700	518,256
The Middleby Corp. (a)	20,800	1,129,648
		6,038,338

Medical Products—3.9%
American Medical Systems
Holdings, Inc. (a)	22,200	394,272
Hospira, Inc. (a)	28,500	1,088,700
Intuitive Surgical, Inc. (a)	4,780	1,151,884
		2,634,856

Real Estate—6.1%
Alexandria Real Estate Equities,
Inc. REIT	11,400	1,282,500
Digital Realty Trust, Inc. REIT	20,400	963,900
Healthcare Realty Trust, Inc. REIT	33,000	961,950
LaSalle Hotel Properties REIT	38,200	890,824
		4,099,174

Retail—1.2%
Iconix Brand Group, Inc. (a)	63,200	826,656

Semiconductors & Components—
5.4%
Flextronics International, Ltd. (a)	108,800	770,304
Integrated Device Technology, Inc.
(a)	71,350	555,103
Microsemi Corp. (a)	22,600	575,848
ON Semiconductor Corp. (a)	78,900	533,364
Plexus Corp. (a)	23,000	476,100
TTM Technologies, Inc. (a)	75,600	749,952
		3,660,671

Technology—1.7%
SRA International, Inc., Class A (a)	50,500	1,142,815

Technology Hardware—7.1%
Brocade Communications
Systems, Inc. (a)	53,100	309,042
F5 Networks, Inc. (a)	21,700	507,346
Houston Wire & Cable Co.	24,100	413,797
Hughes Communications, Inc. (a)	37,400	1,372,580
Ingram Micro, Inc., Class A (a)	50,400	809,928
Lexmark International, Inc., Class
A (a)	27,300	889,161
Polycom, Inc. (a)	22,400	518,112
		4,819,966

Transportation—0.5%
Continental Airlines, Inc., Class B
(a)	20,400	340,272
Total Common Stock
(Identified cost $69,012,118)		66,311,295

The Lazard Funds, Inc.
Portfolios of Investments  (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)
Repurchase Agreement—3.9%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$2,670,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$2,666,663)
Proceeds of $2,614,007
(Identified cost $2,614,000)	$2,614	$2,614,000

Total Investments—101.9%
(Identified cost $71,626,118) (b)		$$68,925,295
Liabilities in Excess of Cash and
Other Assets—(1.9)%		(1,295,969)

Net Assets—100.0%		$67,629,326

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Value Portfolio
Common Stocks—96.6%
Automotive—2.6%
American Axle & Manufacturing
Holdings, Inc.	22,900	$122,744
ATC Technology Corp. (a)	8,200	194,668
Lear Corp. (a)	10,500	110,250
		427,662
Banking—10.5%
Brookline Bancorp, Inc.	15,800	202,082
City National Corp.	3,400	184,620
NewAlliance Bancshares, Inc.	13,800	207,414
PacWest Bancorp	3,600	102,924
The Colonial BancGroup, Inc.	23,400	183,924
The South Financial Group, Inc.	17,600	129,008
UCBH Holdings, Inc.	14,000	89,740
Webster Financial Corp.	8,100	204,525
Wintrust Financial Corp.	6,000	176,100
WSFS Financial Corp.	4,000	240,000
		1,720,337
Chemicals—4.6%
Cytec Industries, Inc.	4,600	178,986
Hercules, Inc.	11,800	233,522
Innospec, Inc.	11,700	141,102
Rockwood Holdings, Inc. (a)	7,800	200,148
		753,758
Commercial Services—3.0%
NeuStar, Inc., Class A (a)	6,800	135,252
TeleTech Holdings, Inc. (a)	11,900	148,036
Viad Corp.	7,000	201,530
		484,818
Computer Software—1.1%
ACI Worldwide, Inc. (a)	3,600	63,072
MicroStrategy, Inc., Class A (a)	1,900	113,107
		176,179
Construction & Engineering—2.9%
Matrix Service Co. (a)	11,200	213,920
URS Corp. (a)	7,000	256,690
		470,610
Consumer Products—1.9%
Mine Safety Appliances Co.	4,700	179,164

Prestige Brands Holdings, Inc. (a)	14,800	131,424
		310,588
Drugs—0.6%
Nektar Therapeutics (a)	28,200	101,238

Electric—4.9%
Avista Corp.	7,500	162,825
CMS Energy Corp.	21,200	264,364
El Paso Electric Co. (a)	9,000	189,000
IDACORP, Inc.	6,100	177,449
		793,638
Energy Exploration & Production—
1.2%
Forest Oil Corp. (a)	4,100	203,360

Energy Services—1.7%
Key Energy Services, Inc. (a)	14,300	165,880
Superior Energy Services, Inc. (a)	3,800	118,332
		284,212
Financial Services—3.6%
Dollar Financial Corp. (a)	11,000	169,290
Knight Capital Group, Inc., Class A
(a)	13,515	200,833
Stifel Financial Corp. (a)	4,250	212,075
		582,198
Forest & Paper Products—2.5%
Packaging Corp. of America	10,200	236,436
Silgan Holdings, Inc.	3,500	178,815
		415,251

Gas Utilities—3.6%
South Jersey Industries, Inc.	5,600	199,920
UGI Corp.	7,700	198,506
Vectren Corp.	6,600	183,810
		582,236
Health Services—3.5%
AMERIGROUP Corp. (a)	7,800	196,872
HealthTronics, Inc. (a)	38,500	112,420
Kendle International, Inc. (a)	2,800	125,188
Varian, Inc. (a)	3,200	137,280
		571,760

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Value Portfolio (continued)
Housing—0.9%
Eagle Materials, Inc.	6,400	$143,168

Insurance—8.1%
Ambac Financial Group, Inc.	9,200	21,436
Aspen Insurance Holdings, Ltd.	7,000	192,500
CastlePoint Holdings, Ltd.	28,700	319,431
Delphi Financial Group, Inc., Class
A	7,300	204,692
HCC Insurance Holdings, Inc.	8,400	226,800
Max Capital Group, Ltd.	7,200	167,256
Unitrin, Inc.	7,600	189,544
		1,321,659

Leisure & Entertainment—2.7%
Entravision Communications
Corp., Class A (a)	39,436	106,083
Lions Gate Entertainment Corp. (a)	16,700	151,970
Wendy's/Arby's Group, Inc. Class
A	36,100	189,886
		447,939

Manufacturing—4.3%
AAR Corp. (a)	12,022	199,445
Kennametal, Inc.	6,500	176,280
Nordson Corp.	3,500	171,885
Rofin-Sinar Technologies, Inc. (a)	5,000	153,050
		700,660

Metals & Mining—2.7%
Century Aluminum Co. (a)	2,800	77,532
Haynes International, Inc. (a)	3,800	177,954
Kaiser Aluminum Corp.	4,400	188,980
		444,466

Real Estate—5.2%
Extra Space Storage, Inc. REIT	8,500	130,560
Healthcare Realty Trust, Inc. REIT	4,800	139,920
KKR Financial Holdings LLC	20,100	127,836
MFA Mortgage Investments, Inc.
REIT	30,300	196,950
Sunstone Hotel Investors, Inc.
REIT	7,300	98,550
Washington Real Estate
Investment Trust REIT	4,100	150,183
		843,999

Retail— 7.3%
Brown Shoe Co., Inc.	11,990	196,396
Charlotte Russe Holding, Inc. (a)	11,700	119,925
Collective Brands, Inc. (a)	12,600	230,706
Iconix Brand Group, Inc. (a)	14,100	184,428
J. Crew Group, Inc. (a)	5,400	154,278
The Pantry, Inc. (a)	14,900	315,731
		1,201,464

Semiconductors & Components—
2.6%
Benchmark Electronics, Inc. (a)	13,100	184,448
Monolithic Power Systems, Inc. (a)	7,400	128,538
TTM Technologies, Inc. (a)	10,600	105,152
		418,138

Technology—3.3%
CACI International, Inc., Class A
(a)	3,900	195,390
Lawson Software, Inc. (a)	25,500	178,500
Ness Technologies, Inc. (a)	14,500	166,315
		540,205

Technology Hardware—7.1%
ChipMOS TECHNOLOGIES
(Bermuda), Ltd. (a)	47,200	80,240
Comtech Telecommunications
Corp. (a)	4,000	196,960
Finisar Corp. (a)	71,500	72,215
Foundry Networks, Inc. (a)	11,900	216,699
Harmonic, Inc. (a)	13,300	112,385
Mattson Technology, Inc. (a)	22,500	106,425
Mentor Graphics Corp. (a)	11,200	127,120
Teradyne, Inc. (a)	11,700	91,377
Varian Semiconductor Equipment
Associates, Inc. (a)	6,500	163,280
		1,166,701

Telecommunications—1.0%
Syniverse Holdings, Inc. (a)	9,900	164,439

Transportation—3.2%
Air Transport Services Group, Inc.
(a)	65,400	48,396
Atlas Air Worldwide Holdings, Inc.
(a)	3,665	147,736
Continental Airlines, Inc., Class B
(a)	10,400	173,472

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Value Portfolio (concluded)
UTI Worldwide, Inc.	9,100	$154,882
		524,486
Total Common Stock
(Identified cost $17,094,649)		15,795,169
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—4.5%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$750,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$749,063)
Proceeds of $731,002
(Identified cost $731,000)	$731	731,000
Total Investments—101.1%
(Identified cost $17,825,649) (b)		$16,526,169
Liabilities in Excess of Cash and
Other Assets—(1.1)%		(179,815)

Net Assets—100.0%		$16,346,354

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Global Equity Income Portfolio
Common Stocks—83.8%
Australia—4.2%
Macquarie Infrastructure Group	38,480	$73,337
TABCORP Holdings, Ltd.	7,609	49,006
Telstra Corp., Ltd.	11,085	37,178
Total Australia		159,521

Brazil—3.5%
Redecard SA	4,300	56,222
Souza Cruz SA	3,210	76,737
Total Brazil		132,959

Canada—1.0%
Telus Corp.	1,006	36,743

Cyprus—0.5%
Bank of Cyprus Public Co., Ltd.	2,126	17,001

Egypt—1.9%
Egyptian Company for Mobile
Services	3,616	70,322

Finland—1.2%
Nokia Corp. Sponsored ADR	1,090	20,328
Sampo Oyj, A Shares	1,073	24,504
Total Finland		44,832

France—4.8%
Axa	3,005	98,513
Total SA	1,121	67,631
Vivendi	498	15,584
Total France		181,728

Greece—3.3%
Motor Oil (Hellas) Corinth
Refineries SA	1,445	21,865
National Bank of Greece SA	599	24,623
OPAP SA	2,581	79,003
Total Greece		125,491

Ireland—0.8%
Irish Life & Permanent PLC	4,135	29,296

Israel—1.0%
Israel Chemicals, Ltd.	2,485	37,676

Italy—5.0%
Eni SpA	4,100	108,220
Intesa Sanpaolo SpA	10,264	56,029
Terna SpA	6,710	24,585
Total Italy		188,834

Japan—3.1%
Daito Trust Construction Co., Ltd.	500	18,695
Ichiyoshi Securities Co., Ltd.	2,800	29,311
Nissan Motor Co., Ltd.	4,200	28,179
Nomura Holdings, Inc.	2,100	27,102
SBI Holdings, Inc.	100	14,972
Total Japan		118,259

Malaysia—0.9%
British American Tobacco
Malaysia Berhad	2,900	35,002

Mexico—2.7%
Kimberly-Clark de Mexico SAB de
CV, Series A	23,210	100,807

Netherlands—1.3%
Royal Dutch Shell PLC, A Shares	1,685	48,807

New Zealand—0.7%
Telecom Corp. of New Zealand,
Ltd.	14,990	27,566

Norway—0.3%
Prosafe SE	2,280	12,325

Russia—0.4%
Evraz Group SA GDR	185	6,993
Mechel Sponsored ADR	440	7,902
Total Russia		14,895

South Africa—1.8%
Kumba Iron Ore, Ltd.	1,730	40,122
Pretoria Portland Cement Co., Ltd.	6,701	25,619
Total South Africa		65,741

South Korea—0.4%
Macquarie Korea Infrastructure
Fund GDR	3,060	14,688

Spain—0.5%
Bolsas y Mercados Espanoles	665	17,288

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Global Equity Income Portfolio (concluded)

Switzerland—0.6%
Zurich Financial Services AG	87	$24,116

Taiwan—3.2%
Taiwan Semiconductor
Manufacturing Co., Ltd.
Sponsored ADR	12,656	118,587

Turkey—2.5%
Ford Otomotiv Sanayi AS	7,405	39,675
Turkcell Iletisim Hizmetleri AS
ADR	1,580	23,684
Turkiye Halk Bankasi AS	7,160	32,159
Total Turkey		95,518

United Kingdom—6.3%
Barclays PLC	6,710	40,762
BP PLC	4,755	39,584
Lloyds TSB Group PLC	9,560	39,767
Old Mutual PLC	29,565	41,336
Persimmon PLC	1,975	14,219
Royal Bank of Scotland Group
PLC	3,874	12,833
Taylor Wimpey PLC	8,551	5,464
Vodafone Group PLC	19,772	43,680
Total United Kingdom		237,645

United States—31.9%
Air Products & Chemicals, Inc.	300	20,547
Altria Group, Inc.	1,255	24,899
Bank of America Corp.	3,465	121,275
Chevron Corp.	560	46,189
Cinemark Holdings, Inc.	1,980	26,928
Citigroup, Inc.	4,140	84,911
Diamond Offshore Drilling, Inc.	500	51,530
Du Pont (E.I.) de Nemours & Co.	2,175	87,652
Frontier Communications Corp.	5,765	66,298
General Electric Co.	891	22,721
Honeywell International, Inc.	405	16,828
Intel Corp.	1,690	31,654
International Flavors &
Fragrances, Inc.	800	31,568
Johnson & Johnson	330	22,862
Marshall & Ilsley Corp.	1,000	20,150
Masco Corp.	4,566	81,914
Merck & Co., Inc.	1,315	41,501
Pfizer, Inc.	4,730	87,221

Reynolds American, Inc.	2,125	103,317
RPM International, Inc.	975	18,857
The Dow Chemical Co.	2,615	83,105
The Procter & Gamble Co.	349	24,322
United Online, Inc.	2,730	25,689
USA Mobility, Inc. (a)	2,655	29,205
Verizon Communications, Inc.	955	30,646
Total United States		1,201,789
Total Common Stocks
(Identified cost $3,748,202)		3,157,436

Limited Partnership Units—1.5%

United States—1.5%
Energy Transfer Equity LP	850	18,488
Enterprise GP Holdings LP	780	18,353
Enterprise Products Partners LP	788	20,307
Total United States		57,148

Total Limited Partnership
Units
(Identified cost $68,378)		57,148
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—9.9%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$380,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$379,525)
Proceeds of $372,001
(Identified cost $372,000)	$372	372,000
Total Investments—95.2%
(Identified cost $4,188,580) (b)		$3,586,584
Cash and Other Assets in Excess of
Liabilities—4.8%		182,633

Net Assets—100.0%		$3,769,217

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Portfolio
Common Stocks—97.0%
Argentina—0.9%
Tenaris SA ADR	39,300	$1,465,497

Canada—2.4%
Telus Corp.	107,700	3,933,567

Finland—1.7%
Nokia Oyj	151,400	2,822,507

France—12.2%
Axa	66,324	2,174,296
BNP Paribas	24,280	2,334,118
GDF Suez	89,000	4,656,975
Groupe Danone	25,200	1,785,663
Sanofi-Aventis	54,347	3,572,305
Total SA	90,296	5,447,639
Total France		19,970,996

Germany—8.3%
Adidas AG	28,391	1,524,775
Allianz SE	14,100	1,939,209
Daimler AG	27,200	1,374,687
E.ON AG	99,640	5,046,096
Siemens AG	39,088	3,668,581
Total Germany		13,553,348

Greece—2.2%
National Bank of Greece SA	37,560	1,543,970
OPAP SA	69,325	2,121,997
Total Greece		3,665,967

Ireland—1.1%
CRH PLC	82,021	1,785,002

Italy—3.1%
Eni SpA	152,520	4,025,779
UniCredit SpA	276,467	1,021,230
Total Italy		5,047,009

Japan—14.9%
Canon, Inc.	36,200	1,353,412
Daito Trust Construction Co., Ltd.	77,500	2,897,771
East Japan Railway Co.	447	3,332,178
Hoya Corp.	78,500	1,555,169
Inpex Holdings, Inc.	201	1,740,893
Japan Tobacco, Inc.	820	3,087,175

Mitsubishi Corp.	78,700	1,637,728
Nidec Corp.	36,900	2,269,603
Olympus Corp.	42,000	1,227,966
Sumitomo Mitsui Financial Group,
Inc.	293	1,835,608
T&D Holdings, Inc.	47,200	2,516,995
Tokyo Gas Co., Ltd.	226,000	928,607
Total Japan		24,383,105

Netherlands—0.8%
Heineken NV	34,210	1,378,581

Norway—1.1%
Telenor ASA	148,400	1,824,500

Russia—1.9%
Globaltrans Investment PLC
Sponsored GDR (c)	99,700	885,336
LUKOIL Sponsored ADR	35,900	2,161,251
Total Russia		3,046,587

Singapore—2.5%
DBS Group Holdings, Ltd.	161,900	1,914,149
Singapore Telecommunications,
Ltd.	940,600	2,152,736
Total Singapore		4,066,885

Spain—1.4%
Banco Santander SA	150,690	2,281,080

Sweden—1.9%
Telefonaktiebolaget LM Ericsson,
B Shares	335,040	3,158,512

Switzerland—13.5%
Nestle SA	104,360	4,513,785
Novartis AG	142,830	7,470,777
Roche Holding AG	29,500	4,598,664
Swisscom AG	5,650	1,687,395
UBS AG (a)	112,700	1,948,282
Zurich Financial Services AG	6,800	1,884,916
Total Switzerland		22,103,819

Turkey—1.3%
Turkcell Iletisim Hizmetleri AS
ADR	143,700	2,154,063

United Kingdom—25.8%
BAE Systems PLC	555,800	4,079,059
BG Group PLC	85,200	1,534,420

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Portfolio (concluded)
BP PLC	437,098	$3,638,748
British American Tobacco PLC	53,660	1,753,353
Diageo PLC	191,842	3,247,502
GlaxoSmithKline PLC	140,350	3,032,176
HSBC Holdings PLC	190,900	3,091,595
Imperial Tobacco Group PLC	119,760	3,847,791
National Grid PLC	131,527	1,671,027
Old Mutual PLC	1,053,992	1,473,635
Prudential PLC	223,000	2,052,661
Reckitt Benckiser Group PLC	35,700	1,728,530
Tesco PLC	361,100	2,511,254
Unilever PLC	133,000	3,610,420
Vodafone Group PLC	2,233,583	4,934,427
Total United Kingdom		42,206,598
Total Common Stocks
(Identified cost $188,532,994)		158,847,623
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.9%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$4,775,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$4,769,031)
Proceeds of $4,674,013
(Identified cost $4,674,000)	$4,674	4,674,000

Total Investments—99.9%
(Identified cost $193,206,994) (b)		$163,521,623
Cash and Other Assets in Excess
of Liabilities—0.1%		153,117

Net Assets—100.0%		$163,674,740

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio
Common Stocks—99.8%
Brazil—2.4%
Companhia Vale do Rio Doce ADR	9,100	$174,265
Petroleo Brasileiro SA ADR	3,200	140,640
Total Brazil		314,905

Canada—2.7%
Telus Corp.	9,900	354,512

Finland—3.3%
Fortum Oyj	4,300	145,081
Nokia Corp. Sponsored ADR	15,700	292,805
Total Finland		437,886

France—7.8%
GDF Suez Sponsored ADR	8,918	436,982
Groupe Danone	3,243	229,798
Total SA Sponsored ADR	6,200	376,216
Total France		1,042,996

Germany—8.3%
Adidas AG Sponsored ADR	8,350	220,440
Allianz SE ADR	15,100	207,021
E.ON AG	9,000	455,789
Siemens AG	2,400	225,251
Total Germany		1,108,501

Indonesia—1.0%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	4,700	139,966

Italy—3.0%
Eni SpA Sponsored ADR	7,650	405,067

Japan—7.4%
Canon, Inc. Sponsored ADR	8,500	320,875
Hoya Corp. Sponsored ADR	7,100	139,870
Inpex Holdings, Inc.	20	173,223
Mitsubishi Corp.	900	18,729
Sumitomo Mitsui Financial Group,
Inc. ADR	54,450	333,779
Total Japan		986,476

Netherlands—3.0%
Heineken NV ADR	7,100	141,219

Royal Dutch Shell PLC, A Shares	8,900	257,793
Total Netherlands		399,012

Russia—1.2%
Mobile TeleSystems Sponsored
ADR	2,800	156,828

Singapore—4.5%
DBS Group Holdings, Ltd.	18,400	217,544
Singapore Telecommunications,
Ltd. ADR	16,900	379,405
Total Singapore		596,949

South Korea—2.1%
Kookmin Bank	2,700	118,318
Samsung Electronics Co., Ltd.
GDR (c)	700	156,800
Total South Korea		275,118

Spain—1.1%
Banco Santander SA	10,050	152,133

Sweden—2.1%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	29,150	274,884

Switzerland—15.6%
Nestle SA Sponsored ADR	9,800	419,440
Novartis AG ADR	12,600	665,784
Roche Holding AG	3,400	530,016
Zurich Financial Services AG ADR	16,800	467,040
Total Switzerland		2,082,280

Turkey—1.6%
Turkcell Iletisim Hizmetleri AS
ADR	14,090	211,209

United Kingdom—32.7%
BAE Systems PLC	63,450	465,665
BG Group PLC	10,230	185,357
BP PLC Sponsored ADR	6,500	326,105
British American Tobacco PLC
Sponsored ADR	6,750	418,500
Diageo PLC Sponsored ADR	4,740	326,396
GlaxoSmithKline PLC Sponsored
ADR	5,400	234,684
HSBC Holdings PLC Sponsored
ADR	2,100	169,743
Imperial Tobacco Group PLC ADR	7,840	521,360
Prudential PLC	29,300	269,699

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)
Reckitt Benckiser Group PLC	3,540	$171,401
Tesco PLC Sponsored ADR	7,900	163,530
Unilever PLC Sponsored ADR	18,840	512,636
Vodafone Group PLC Sponsored
ADR	26,700	590,070
Total United Kingdom		4,355,146
Total Common Stocks
(Identified cost $15,901,521)		13,293,868
Total Investments—99.8%
(Identified cost $15,901,521) (b)		$13,293,868
Cash and Other Assets in Excess of
Liabilities—0.2%		20,699

Net Assets—100.0%		$13,314,567

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio
Common Stocks—96.6%
Australia—0.9%
WorleyParsons, Ltd.	115,300	$2,850,459

Austria—0.8%
OMV AG	57,680	2,420,109

Canada—2.6%
Eastern Platinum, Ltd. (a)	1,687,300	1,553,727
Telus Corp.	185,000	6,756,824
Total Canada		8,310,551

China—1.4%
Hengan International Group Co.,
Ltd.	1,561,000	4,455,638

Cyprus—1.0%
Bank of Cyprus Public Co., Ltd.	393,170	3,144,025

Egypt—3.5%
Eastern Tobacco	100,410	4,985,198
Egyptian Company for Mobile
Services	320,370	6,230,407
Total Egypt		11,215,605

Finland—2.3%
Sampo Oyj, A Shares	326,000	7,444,784

France—7.8%
GDF Suez	188,450	9,860,753
Total SA	150,503	9,079,981
Vivendi	190,700	5,967,585
Total France		24,908,319

Germany—10.6%
Allianz SE	67,780	9,321,954
E.ON AG	218,460	11,063,530
Siemens AG	56,930	5,343,131
Symrise AG	258,423	4,422,694
Wincor Nixdorf AG	65,880	3,894,115
Total Germany		34,045,424

Greece—2.1%
OPAP SA	221,430	6,777,840

India—2.3%
Grasim Industries, Ltd. GDR (c)	88,740	7,484,423

Italy— 3.5%
Prysmian SpA	317,240	6,192,667
Terna SpA	1,352,930	4,957,071
Total Italy		11,149,738

Japan—8.9%
Daito Trust Construction Co., Ltd.	240,000	8,973,742
Inpex Holdings, Inc.	587	5,084,102
Japan Tobacco, Inc.	1,590	5,986,108
Mitsubishi Corp.	126,400	2,630,353
T&D Holdings, Inc.	108,950	5,809,886
Total Japan		28,484,191

Norway—1.5%
Telenor ASA	377,900	4,646,083

Portugal—0.9%
Galp Energia SGPS SA, B Shares	177,710	2,954,323

Russia—2.1%
Gazprom OAO Sponsored ADR	110,713	3,557,835
Globaltrans Investment PLC
Sponsored GDR (c)	338,410	3,005,081
Total Russia		6,562,916

Singapore—2.0%
DBS Group Holdings, Ltd.	551,000	6,514,489

Switzerland—14.1%
Julius Baer Holding AG	81,112	3,987,874
Nestle SA	212,920	9,209,229
Novartis AG	326,877	17,097,425
Roche Holding AG	58,900	9,181,740
UBS AG (a)	328,510	5,679,059
Total Switzerland		45,155,327

Turkey—1.1%
Turkiye Halk Bankasi AS	798,740	3,587,544

United Kingdom—27.2%
BAE Systems PLC	1,889,815	13,869,498
British American Tobacco PLC	299,728	9,793,682
Cairn Energy PLC (a)	64,389	2,392,558
IG Group Holdings PLC	568,600	3,240,967
Imperial Tobacco Group PLC	262,564	8,435,966

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
National Grid PLC	623,333	$7,919,333
Old Mutual PLC	1,716,860	2,400,421
Persimmon PLC	425,400	3,062,567
Prudential PLC	452,700	4,166,993
Qinetiq PLC	1,655,860	6,122,705
Tesco PLC	986,446	6,860,194
UK Coal PLC (a)	540,640	3,326,962
Unilever PLC	180,370	4,896,326
Vodafone Group PLC	4,701,335	10,386,179
Total United Kingdom		86,874,351
Total Common Stocks
(Identified cost $371,824,811)		308,986,139
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.3%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$7,615,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$7,605,481)
Proceeds of $7,454,021
(Identified cost $7,454,000)	$7,454	7,454,000

Total Investments—98.9%
(Identified cost $379,278,811) (b)		$316,440,139
Cash and Other Assets in Excess
of Liabilities—1.1%		3,530,069

Net Assets—100.0%		$319,970,208

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Small Cap Equity Portfolio
Common Stocks—96.0%
Australia—3.1%
ABC Learning Centres, Ltd.	766,737	$430,916
Fairfax Media, Ltd.	527,115	1,128,353
James Hardie Industries NV	324,900	1,332,587
Macquarie Infrastructure Group	788,318	1,502,423
Total Australia		4,394,279

Austria—1.1%
Andritz AG	34,778	1,494,470

Belgium—2.5%
Arseus NV	141,910	1,507,171
EVS Broadcast Equipment SA	27,907	1,996,254
Total Belgium		3,503,425

Finland—5.1%
KCI Konecranes Oyj	64,910	1,567,674
Nokian Renkaat Oyj	53,750	1,306,404
Sampo Oyj, A Shares	105,960	2,419,783
Vacon Oyj	50,340	1,914,250
Total Finland		7,208,111

France—4.0%
Neopost SA	25,645	2,414,375
Sechilienne-Sidec SA	29,150	1,667,645
Virbac SA	19,356	1,485,797
Total France		5,567,817

Germany—7.6%
Compugroup Holding AG (a)	319,309	2,056,202
CTS Eventim AG	48,030	1,746,364
Pfeiffer Vacuum Technology AG	19,325	1,547,501
SGL Carbon AG (a)	45,870	1,788,540
Symrise AG	86,204	1,475,310
Wincor Nixdorf AG	35,205	2,080,940
Total Germany		10,694,857

Greece—1.5%
Piraeus Bank SA	102,707	2,157,386

Hong Kong—1.1%
Esprit Holdings, Ltd.	257,465	1,581,847

Ireland—2.5%
DCC PLC	111,920	2,160,157

Grafton Group PLC Units (a)	298,018	1,379,159
Total Ireland		3,539,316

Isle Of Man—0.9%
Hansard Global PLC	554,052	1,248,127

Italy—1.1%
MARR SpA	215,172	1,513,534

Japan—25.4%
Amano Corp.	180,900	1,444,129
Asahi Pretec Corp.	104,100	2,024,976
Daito Trust Construction Co., Ltd.	52,400	1,959,267
Don Quijote Co., Ltd.	72,600	1,300,918
Hisamitsu Pharmaceutical Co., Inc.	66,900	2,904,137
Ichiyoshi Securities Co., Ltd.	171,800	1,798,477
JAFCO Co., Ltd.	55,900	2,107,977
JSR Corp.	86,200	1,132,642
Konami Corp.	95,500	2,403,758
Misumi Group, Inc.	167,900	2,886,942
Ohara, Inc.	135,600	1,439,370
OSG Corp.	178,500	1,511,765
Roland DG Corp.	84,500	1,554,023
Suruga Bank, Ltd.	177,300	2,033,014
Sysmex Corp.	56,400	2,494,587
T. Hasegawa Co., Ltd.	129,000	2,066,641
THK Co., Ltd.	88,300	1,371,289
Union Tool Co.	64,600	1,521,164
USS Co., Ltd.	25,160	1,615,865
Total Japan		35,570,941

Netherlands—7.1%
AMG Advanced Metallurgical
Group NV (a)	41,801	1,718,252
Fugro NV	50,149	2,964,339
InnoConcepts NV	135,965	1,720,051
Koninklijke Boskalis Westminster
NV	48,826	2,310,921
SBM Offshore NV	60,161	1,295,401
Total Netherlands		10,008,964

Norway—4.2%
Acergy SA	128,020	1,286,243
ODIM ASA (a)	180,880	2,408,954
Songa Offshore ASA (a)	233,620	2,215,877
Total Norway		5,911,074

Portugal—0.9%
Banif SGPS SA	523,908	1,238,740

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)
Singapore—0.7%
Ezra Holdings, Ltd.	1,233,100	$993,844

Spain—1.6%
Codere SA	6,501	114,201
Indra Sistemas SA	88,201	2,103,229
Total Spain		2,217,430

Sweden—6.3%
Duni AB	223,186	1,198,007
Elekta AB, B Shares	123,180	2,105,566
Getinge AB, B Shares	120,539	2,484,792
Indutrade AB	119,120	1,992,041
KappAhl Holding AB	206,430	1,085,616
Total Sweden		8,866,022

Switzerland—5.5%
Acino Holding AG	7,870	1,514,416
Bank Sarasin & Cie AG, B Shares	56,220	2,149,605
Burckhardt Compression Holding
AG	10,497	2,032,874
Gottex Fund Management
Holdings, Ltd.	43,282	481,522
Swissquote Group Holding SA	50,188	1,460,514
Total Switzerland		7,638,931

United Kingdom—13.8%
Ashmore Group PLC	419,962	1,473,623
Charter PLC	159,210	1,779,588
Chemring Group PLC	63,700	2,354,213
Filtrona PLC	481,723	1,397,485
Hampson Industries PLC	1,008,548	2,322,370
IG Group Holdings PLC	252,066	1,436,752
Intertek Group PLC	129,831	1,952,532
Man Group PLC	232,927	1,429,207
Regus Group PLC	957,922	1,096,156
Sepura, Ltd.	1,240,311	1,213,749
Victrex PLC	220,321	2,825,321
Total United Kingdom		19,280,996
Total Common Stocks
(Identified cost $175,099,126)		134,630,111
Preferred Stock—1.4%
Germany—1.4%
Fuchs Petrolub AG
(Identified cost $2,521,250)	34,393	1,898,928

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—4.6%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$6,630,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$6,621,713)
Proceeds of $6,487,018
(Identified cost $6,487,000)	$6,487	$6,487,000

Total Investments—102.0%
(Identified cost $184,107,376) (b)		$143,016,039
Liabilities in Excess of Cash and
Other Assets—(2.0)%		(2,810,498)

Net Assets—100.0%		$140,205,541

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio
Common Stocks—90.3%
Argentina—2.1%
Tenaris SA ADR	3,441,300	$128,326,077

Bahrain—0.4%
Investcorp Bank BSC GDR	622,035	12,596,209
Investcorp Bank BSC GDR (c)	700,149	14,178,017
Total Bahrain		26,774,226

Brazil—9.0%
Banco do Brasil SA	11,046,300	132,063,337
Companhia de Concessoes
Rodoviarias	5,193,800	68,235,325
Empresa Brasileira de Aeronautica
SA ADR	2,744,800	74,137,048
Iochpe Maxion SA	2,652,533	30,374,005
JHSF Participacoes SA	15,752,800	27,318,430
Redecard SA	10,244,530	133,944,982
Souza Cruz SA	3,871,565	92,552,153
Total Brazil		558,625,280

Canada—0.5%
First Quantum Minerals, Ltd.	871,000	32,518,830

China—0.5%
Shougang Concord International
Enterprises Co., Ltd.	201,163,000	28,437,381

Egypt—3.1%
Eastern Tobacco	1,026,699	50,973,979
Egyptian Company for Mobile
Services	2,342,349	45,552,918
Orascom Construction Industries	1,114,909	64,286,385
Orascom Telecom Holding SAE	4,655,298	33,823,143
Total Egypt		194,636,425

Hungary—0.7%
OTP Bank Nyrt (a)	1,196,125	43,355,870

India—8.0%
Grasim Industries, Ltd.	1,290,122	47,161,967
Hero Honda Motors, Ltd.	2,622,238	49,233,426
Oil and Natural Gas Corp., Ltd.	9,588,333	214,995,832
Punjab National Bank, Ltd.	5,762,063	59,724,850
Satyam Computer Services, Ltd.	14,490,567	91,733,141
State Bank of India	1,072,219	34,263,211
Total India		497,112,427

Indonesia—6.5%
PT Astra International Tbk	64,445,500	115,428,853
PT Bank Mandiri Tbk	364,063,000	101,177,862
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	4,938,023	147,054,325
PT United Tractors Tbk	37,645,351	37,600,813
Total Indonesia		401,261,853

Israel—3.6%
Bank Hapoalim BM	26,967,546	85,867,478
Delek Automotive Systems, Ltd.	3,150,479	31,067,667
Israel Chemicals, Ltd.	6,858,272	103,980,324
Total Israel		220,915,469

Malaysia—1.7%
British American Tobacco
Malaysia Berhad	5,232,400	63,153,156
PLUS Expressways Berhad	55,717,100	43,711,420
Total Malaysia		106,864,576

Mexico—3.8%
Cemex SAB de CV Sponsored
ADR (a)	1	17
Desarrolladora Homex SA de CV
ADR (a)	2,029,816	89,758,464
Fomento Economico Mexicano
SAB de CV Sponsored ADR	293,525	11,195,043
Grupo Televisa SA Sponsored
ADR	2,415,000	52,816,050
Kimberly-Clark de Mexico SAB de
CV, Series A	18,259,565	79,305,933
Total Mexico		233,075,507

Pakistan—0.2%
Pakistan Petroleum, Ltd.	5,808,720	14,456,108

Philippines—3.0%
Philippine Long Distance
Telephone Co. Sponsored ADR	3,333,337	187,800,207

Russia—10.5%
Eurasia Drilling Co., Ltd. GDR (c)	2,296,200	35,591,100
Evraz Group SA GDR	1,422,550	53,772,390
LUKOIL Sponsored ADR	3,200,200	192,658,338
Mechel Sponsored ADR	4,060,500	72,926,580
Mobile TeleSystems Sponsored
ADR	2,862,700	160,339,827
Oriflame Cosmetics SA SDR	1,668,621	77,437,625
TNK-BP Holding	27,862,485	41,354,253

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)
Vsmpo-Avisma Corp.	194,387	$19,924,667
Total Russia		654,004,780

Singapore—0.5%
Cosco Corp. (Singapore), Ltd.
ADR	5,624,900	28,405,745

South Africa—14.4%
Aquarius Platinum, Ltd.	9,329,266	46,217,879
Kumba Iron Ore, Ltd.	5,424,643	125,809,024
Massmart Holdings, Ltd.	9,355,310	85,245,435
Murray & Roberts Holdings, Ltd.	5,875,805	71,765,623
Naspers, Ltd., N Shares	2,384,072	47,148,439
Nedbank Group, Ltd.	10,358,545	131,338,838
Pretoria Portland Cement Co., Ltd.	26,658,562	101,918,556
Sanlam, Ltd.	40,835,426	87,796,693
Steinhoff International Holdings,
Ltd.	36,182,149	69,467,656
Truworths International, Ltd.	34,266,901	124,497,782
Total South Africa		891,205,925

South Korea—11.1%
Amorepacific Corp.	74,052	40,020,777
GS Engineering & Construction
Corp.	683,407	55,723,516
Hite Brewery Co., Ltd. (a)	499,967	93,060,265
Hite Holdings Co., Ltd.	390,184	9,417,247
Kookmin Bank	2,570,119	112,626,760
Samsung Electronics Co., Ltd.	391,565	180,305,590
Shinhan Financial Group Co., Ltd.	2,532,881	91,321,977
Woongjin Coway Co., Ltd.	4,305,810	108,697,452
Total South Korea		691,173,584

Taiwan—4.0%
Advanced Semiconductor
Engineering, Inc.	60,441,360	30,842,671
Advantech Co., Ltd.	15,484,173	29,961,469
Hon Hai Precision Industry Co.,
Ltd.	23,256,793	82,747,602
Taiwan Semiconductor
Manufacturing Co., Ltd.	63,418,754	104,274,122
Total Taiwan		247,825,864

Thailand—1.1%
Banpu Public Co., Ltd.	7,575,093	67,485,327

Turkey—5.6%
Ford Otomotiv Sanayi AS	5,627,445	30,150,888
Turkcell Iletisim Hizmetleri AS	29,015,948	178,106,289
Turkiye Is Bankasi, C Shares	33,016,402	137,856,755
Total Turkey		346,113,932
Total Common Stocks
(Identified cost $6,874,352,451)		5,600,375,393
Preferred Stocks—6.3%
Brazil—6.3%
AES Tiete SA	6,572,702	53,192,291
Companhia Energetica de Minas
Gerais	1,068,392	21,110,694
Companhia Vale do Rio Doce, A
Shares	8,815,112	151,527,833
Klabin SA	14,747,830	30,690,738
Suzano Papel e Celulose SA	6,010,805	51,329,855
Tam SA Sponsored ADR	4,304,580	81,184,379
Total Brazil		389,035,790
Total Preferred Stocks
(Identified cost $504,754,733)		389,035,790
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—4.5%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$285,520,000 United States
Treasury Bill, 0.00%, 12/26/08, with
a value of $285,163,100)
Proceeds of $279,566,777
(Identified cost $279,566,000)	$279,566	279,566,000
Total Investments—101.1%
(Identified cost $7,658,673,184) (b)		$6,268,977,183
Liabilities in Excess of Cash and
Other Assets— (1.1)%		(65,633,443)

Net Assets—100.0%		$6,203,343,740

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Developing Markets Equity Portfolio
Common Stocks—83.2%
Brazil—11.8%
Banco Bradesco SA Sponsored
ADR	6,856	$108,289
Cyrela Brazil Realty SA Sponsored
ADR	493	98,600
Empresa Brasileira de Aeronautica
SA ADR	3,609	97,479
MMX Mineracao e Metalicos SA
(a)	24,300	117,404
Net Servicos de Comunicacao SA
ADR	12,595	104,538
Ultrapar Participacoes SA
Sponsored ADR	3,749	93,800
Votorantim Celulose e Papel SA
Sponsored ADR	8,882	133,842
Total Brazil		753,952

Chile—1.0%
Lan Airlines SA Sponsored ADR	5,782	65,915

China—7.0%
China Medical Technologies, Inc.
Sponsored ADR	5,572	181,867
China Mobile, Ltd. Sponsored ADR	1,342	67,208
Focus Media Holding, Ltd. ADR (a)	2,400	65,790
Suntech Power Holdings Co., Ltd.
ADR (a)	3,806	133,742
Total China		448,607

Columbia—1.5%
Bancolombia SA Sponsored ADR	3,360	95,700

Czech Republic—2.9%
Central European Media
Enterprises, Ltd. Class A (a)	2,837	185,509

Egypt—1.6%
Commercial International Bank
Sponsored GDR	15,498	100,019

India—8.6%
Bajaj Holdings and Investment,
Ltd. Sponsored GDR	12,675	118,892
Grasim Industries, Ltd. GDR	4,841	174,632
Infosys Technologies, Ltd.
Sponsored ADR	3,187	106,159
Larsen & Toubro, Ltd. GDR	1,238	65,783

Rolta India, Ltd. Sponsored GDR	15,800	81,844
Total India		547,310

Kazakhstan—1.7%
KazMunaiGas Exploration
Production GDR	5,244	82,728
Zhaikmunai LP Sponsored GDR
(c)	3,537	28,296
Total Kazakhstan		111,024

Luxembourg—2.1%
Millicom International Cellular SA	1,933	132,184

Mexico—3.4%
Corporacion GEO SAB de CV
Class B (a)	16,000	34,578
Corporacion GEO SAB de CV
Sponsored ADR (a)	10,794	86,784
Grupo Financiero Banorte SAB de
CV	30,300	96,948
Total Mexico		218,310

Netherlands—1.5%
Efes Breweries International NV
GDR (a)	5,472	97,128

Pakistan—1.5%
Oil & Gas Development Co., Ltd.
GDR	8,168	98,016

Peru—2.2%
Credicorp, Ltd.	2,265	138,879

Russia—16.2%
Eurasia Drilling Co., Ltd. GDR	12,114	189,316
Evraz Group SA GDR	2,057	79,708
Gazprom Sponsored ADR	3,010	93,160
LUKOIL Sponsored ADR	1,299	76,381
NovaTek OAO Sponsored GDR	178	8,206
OAO TMK GDR	4,904	122,731
Pharmstandard GDR (a)	3,030	53,253
PIK Group GDR (a)	1,274	6,706
PIK Group Sponsored GDR (a), (c)	1,714	8,913
Sberbank	35,800	61,576
Sistema JSFC Sponsored GDR	5,643	94,745
Vimpel-Communications
Sponsored ADR	6,961	138,801
X5 Retail Group NV GDR (a)	4,825	105,521
Total Russia		1,039,017

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)
Singapore—0.9%
Cosco Corp. (Singapore), Ltd.
ADR	11,762	$59,398

South Africa—13.6%
Barloworld, Ltd.	7,300	56,623
Barloworld, Ltd. ADR	8,781	63,487
Exxaro Resources, Ltd. Sponsored
ADR	12,587	128,950
Gold Fields, Ltd. Sponsored ADR	6,284	60,252
Impala Platinum Holdings, Ltd.
Sponsored ADR	4,849	97,042
MTN Group, Ltd. Sponsored ADR	9,506	132,221
Murray & Roberts Holdings, Ltd.	11,000	123,972
Sasol, Ltd. Sponsored ADR	2,437	103,107
Standard Bank Group, Ltd.	8,900	100,887
Total South Africa		866,541

Taiwan—3.0%
Asustek Computer, Inc. GDR	6,326	63,409
AU Optronics Corp. Sponsored
ADR	5,701	64,763
Wistron Corp. GDR	5,166	62,987
Total Taiwan		191,159

Turkey—1.1%
Turkiye Garanti Bankasi AS ADR	28,460	68,304

United States—1.6%
NII Holdings, Inc. (a)	2,677	99,752
Total Common Stocks
(Identified cost $5,316,724)		5,316,724
Preferred Stocks—2.7%
Brazil—2.7%
Companhia de Bebidas das
Americas ADR	131	7,154
Gerdau SA Sponsored ADR	15,240	167,387
Total Brazil		174,541
Total Preferred Stocks
(Identified cost $174,541)		174,541

Total Investments—85.9%
(Identified cost $5,491,265) (b)		$5,491,265
Cash and Other Assets in Excess
of Liabilities—14.1%		899,774

Net Assets—100.0%		$6,391,039

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio
Corporate Bonds—95.0%

Aerospace & Defense—1.3%
L-3 Communications Corp.,
7.625%, 06/15/12	600	$592,500

Automotive—2.3%
ArvinMeritor, Inc.,
8.125%, 09/15/15	550	429,000
Ford Motor Credit Co.,
7.00%, 10/01/13	700	434,319
General Motors Acceptance Corp.,
6.75%, 12/01/14	450	177,738
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (e)	2,840	284
		1,041,341

Building Materials—2.6%
Legrand SA,
8.50%, 02/15/25	925	941,372
USG Corp.,
7.75%, 01/15/18	325	258,609
		1,199,981

Cable Television—7.0%
Cablevision Systems Corp.,
8.00%, 04/15/12	725	681,500
Charter Communications Holdings
LLC,
11.00%, 10/01/15	424	278,780
DirecTV Holdings LLC:
6.375%, 06/15/15	400	351,000
8.375%, 03/15/13	450	445,500
EchoStar DBS Corp.:
5.75%, 10/01/08	50	50,000
6.625%, 10/01/14	810	648,000
Kabel Deutschland GmbH,
10.625%, 07/01/14	350	348,250
Mediacom Broadband LLC,
8.50%, 10/15/15	475	394,250
		3,197,280

Chemicals— 4.2%
ARCO Chemical Co.,
9.80%, 02/01/20	535	353,100

	Principal
	Amount
Description	(000)	Value
Momentive Performance Materials,
Inc.,
9.75%, 12/01/14	275	$217,250
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	775	738,187
NOVA Chemicals Corp.,
6.50%, 01/15/12	687	609,713
		1,918,250

Computer Services—1.0%
SunGard Data Systems, Inc.,
10.25%, 08/15/15	524	457,190

Diversified—3.9%
Leucadia National Corp.,
7.00%, 08/15/13	950	893,000
SPX Corp.,
7.625%, 12/15/14 (c)	535	540,350
The Greenbrier Cos., Inc.,
8.375%, 05/15/15	375	328,125
		1,761,475

Drugs—1.0%
Elan Finance PLC,
7.75%, 11/15/11	500	461,875

Electric Generation—2.5%
AES Corp.,
7.75%, 03/01/14	500	465,000
Edison Mission Energy,
7.50%, 06/15/13	675	648,000
		1,113,000

Electric Integrated—0.7%
Texas Competitive Electric
Holdings Co. LLC,
10.25%, 11/01/15 (c)	350	315,875

Electronics—1.0%
Freescale Semiconductor, Inc.:
8.875%, 12/15/14	225	157,500
10.125%, 12/15/16	175	112,875
NXP BV,
7.875%, 10/15/14	250	169,375
		439,750

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio (continued)
Energy Exploration & Production—
4.9%
Compagnie Generale de
Geophysique,
7.50%, 05/15/15	750	$734,062
OPTI Canada, Inc.,
8.25%, 12/15/14	525	484,969
PetroHawk Energy Corp.,
9.125%, 07/15/13	600	573,000
Seitel, Inc.,
9.75%, 02/15/14	525	427,875
		2,219,906

Energy Integrated—0.4%
Verasun Energy Corp.,
9.875%, 12/15/12	250	180,000

Environmental—1.5%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	683,938

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/09 (a), (e), (f)	20,000	0
Morgan Guarantee Trust,
0.00%, 01/03/09 (a), (e), (f)	10,569	0
		0

Food & Beverages—2.5%
Dean Foods Co.,
7.00%, 06/01/16	800	704,000
NBTY, Inc.,
7.125%, 10/01/15	475	427,500
		1,131,500

Forest & Paper Products—3.2%
Georgia-Pacific Corp.:
8.125%, 05/15/11	300	296,250
9.50%, 12/01/11	500	495,000
Smurfit Capital Funding PLC,
7.50%, 11/20/25	750	660,000
		1,451,250

	Principal
	Amount
Description	(000)	Value

Gaming—4.8%
Harrah's Operating Co., Inc.,
10.75%, 02/01/16 (c)	375	$195,000
Mandalay Resorts Group,
9.375%, 02/15/10	1,035	931,500
Mohegan Tribal Gaming Authority,
7.125%, 08/15/14	700	497,000
Wynn Las Vegas LLC,
6.625%, 12/01/14	635	541,338
		2,164,838

Gas Distribution—1.3%
Ferrellgas Partners LP,
8.75%, 06/15/12	684	608,760

Health Services—6.0%
Community Health Systems, Inc.,
8.875%, 07/15/15	600	573,000
HCA, Inc.,
9.25%, 11/15/16	675	658,125
HealthSouth Corp.,
10.75%, 06/15/16	350	353,500
Senior Housing Properties Trust,
7.875%, 04/15/15	179	178,553
Tenet Healthcare Corp.,
7.375%, 02/01/13	500	455,000
The Cooper Cos., Inc.,
7.125%, 02/15/15	525	513,187
		2,731,365

Hotels—2.8%
Felcor Lodging LP,
8.50%, 06/01/11	575	495,938
Host Hotels & Resorts, Inc.,
7.125%, 11/01/13	850	752,250
		1,248,188

Leisure & Entertainment—2.5%
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16	300	260,250
8.00%, 05/15/10	400	401,000
Speedway Motorsports, Inc.,
6.75%, 06/01/13	525	493,500
		1,154,750

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio (continued)
Machinery—1.3%
Case New Holland, Inc.,
7.125%, 03/01/14	650	$609,375

Media—3.1%
CanWest Media, Inc.,
8.00%, 09/15/12	411	340,858
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	600	498,000
ION Media Networks, Inc.,
11.00%, 07/31/13	25	6,230
Lamar Media Corp.,
7.25%, 01/01/13	600	540,000
		1,385,088

Metals & Mining—2.1%
Century Aluminum Co.,
7.50%, 08/15/14	225	213,750
Freeport-McMoRan Copper &
Gold, Inc.:
8.25%, 04/01/15	650	635,375
8.375%, 04/01/17	100	98,000
		947,125

Printing & Publishing—1.4%
Deluxe Corp.,
7.375%, 06/01/15	525	446,250
Idearc, Inc.,
8.00%, 11/15/16	200	56,500
R.H. Donnelley Corp.,
8.875%, 01/15/16	400	132,000
		634,750

Real Estate—2.4%
AMR Real Estate Partners:
7.125%, 02/15/13	500	382,500
8.125%, 06/01/12	350	305,375
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	380,000
		1,067,875

Retail—4.0%
AutoNation, Inc.,
7.00%, 04/15/14	650	562,250

	Principal
	Amount
Description	(000)	Value
Saks, Inc.,
9.875%, 10/01/11	1,225	$1,237,250
		1,799,500

Steel-Producers—2.4%
AK Steel Corp.,
7.75%, 06/15/12	625	593,750
Steel Dynamics, Inc.,
7.375%, 11/01/12	540	494,100
		1,087,850

Support Services—6.8%
ARAMARK Corp.,
8.50%, 02/01/15	600	567,000
Avis Budget Car Rental LLC:
7.625%, 05/15/14	640	416,000
7.75%, 05/15/16	110	69,850
Expedia, Inc.,
8.50%, 07/01/16 (c)	375	347,812
Hertz Corp.,
8.875%, 01/01/14	650	562,250
Ticketmaster,
10.75%, 08/01/16 (c)	350	332,500
United Rentals North America,
Inc.,
6.50%, 02/15/12	625	521,875
West Corp.,
11.00%, 10/15/16	350	259,000
		3,076,287

Telecommunications—10.7%
Citizens Communications Co.,
6.25%, 01/15/13	1,000	940,000
Intelsat Bermuda, Ltd.,
11.25%, 06/15/16	350	342,125
Intelsat Corp.,
9.25%, 08/15/14 (c)	125	118,750
Level 3 Financing, Inc.,
9.25%, 11/01/14	650	492,375
Nortel Networks, Ltd.,
10.75%, 07/15/16	375	229,688
Qwest Corp.,
7.875%, 09/01/11	800	768,000
Rogers Wireless Communications,
Inc.,
9.625%, 05/01/11	1,000	1,070,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio (concluded)
Sprint Capital Corp.,
6.90%, 05/01/19	575	$451,441
Windstream Corp.,
8.625%, 08/01/16	475	440,562
		4,852,941

Transportation—3.4%
Kansas City Southern Railway Co.,
7.50%, 06/15/09	610	603,900
Stena AB,
7.50%, 11/01/13	975	960,375
		1,564,275
Total Corporate Bonds
(Identified cost $51,456,656)		43,098,078

Description	Shares	Value
Preferred Stock—0.0%
Media—0.0%
ION Media Networks, Inc.,
12.00%, 08/31/13
(Identified cost $1,551)	1	256
Warrants—0.0%
Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (c), (d)	500	5
03/16/11 (a), (c), (d)	470	5
		10
Total Warrants
(Identified cost $64,841)		10
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—2.1%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$1,000,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$998,750)
Proceeds of $978,003
(Identified cost $978,000)	$978	978,000

Total Investments—97.1%
(Identified cost $52,501,048) (b)	$44,076,344
Cash and Other Assets in Excess of
Liabilities—2.9%	1,294,232

Net Assets—100.0%	$45,370,576

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds—83.3%
Claymore/MAC Global Solar
Energy Index ETF	72,500	$1,300,650
Financial Select Sector SPDR
Fund	162,000	3,222,180
First Trust Global Wind Energy
Fund	73,700	1,421,673
First Trust ISE-Revere Natural Gas
Index Fund	304,000	6,070,880
iShares iBoxx $ High Yield
Corporate Bond Fund	73,000	5,945,850
iShares Lehman MBS Fixed-Rate
Bond Fund	101,350	10,348,849
iShares MSCI Brazil Index Fund	127,200	7,195,704
iShares S&P Global Consumer
Staples Index Fund	120,500	6,696,185
iShares S&P Global Healthcare
Sector Index Fund	131,000	6,625,980
iShares S&P Global Materials
Index Fund	57,300	3,077,010
iShares S&P National Municipal
Bond Fund	100,300	9,760,193
iShares S&P North American
Natural Resources Sector Index
Fund	90,000	3,237,300
Market Vectors Agribusiness ETF
(a)	41,200	1,516,160
Market Vectors Global Alternative
Energy ETF (a)	119,000	4,587,450
PowerShares Dynamic Oil & Gas
Services Portfolio	329,500	7,196,280
PowerShares Dynamic
Technology Sector Portfolio (a)	323,135	6,915,089
PowerShares Global Nuclear
Energy Portfolio	237,500	4,462,625
PowerShares MENA Frontier
Countries Portfolio	70,000	1,346,800
PowerShares Water Resources
Portfolio	349,000	6,421,600
SPDR DB International
Government Inflation-Protected
Bond ETF	63,500	3,276,600
SPDR KBW Regional Banking
ETF	121,300	4,306,150
SPDR Lehman Aggregate Bond
ETF	193,115	10,082,534
SPDR Lehman Intermediate Term
Treasury ETF	167,500	9,400,100

SPDR Russell/Nomura Prime
Japan ETF	139,000	5,597,530
Vanguard Pacific ETF	147,600	7,620,588
Total Exchange-Traded Funds
(Identified cost $157,247,240)		137,631,960

Closed-End Management Investment Companies—8.8%
DWS Global Commodities Stock
Fund, Inc.	277,635	3,531,517
Eaton Vance Limited Duration
Income Fund (g)	113,500	1,250,770
MFS Intermediate Income Trust	435,040	2,571,086
MFS Multimarket Income Trust	746,500	3,732,500
Nuveen Insured Premium Income
Municipal Fund	361,600	3,518,368
Total Closed-End Management
Investment Companies
(Identified cost $17,913,797)		14,604,241

Description	Contracts	Value
Options Written— 0.3%
Crude Oil Future Put Option
expires 11/17/09
(Identified cost $400,400)	80	556,800
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—3.9%
State Street Bank and Trust Co.,
0.10%, 10/01/08
(Dated 09/30/08, collateralized by
$6,485,000 United States Treasury
Bill, 0.00%, 12/26/08, with a value of
$6,476,894)
Proceeds of $6,347,018
(Identified cost $6,347,000)	$6,347	6,347,000

Total Investments—96.3%
(Identified cost $181,908,437) (b)		$159,140,001
Cash and Other Assets in Excess
of Liabilities—3.7%		6,035,762

Net Assets—100.0%		$165,175,763

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Purchase Contracts open at September 30, 2008:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
EUR	10/29/08	3,333,333	$4,880,800	$4,703,738	$-	$177,062
Total Forward Currency Purchase Contracts			$4,880,800	$4,703,738	$-	$177,062

Forward Currency Sale Contracts open at September 30, 2008:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
EUR	10/29/08	5,500,000	$8,622,350	$7,761,168	$861,182	$-
EUR	10/29/08	2,000,000	2,970,500	2,822,243	148,257	-
EUR	10/29/08	2,500,000	3,664,775	3,527,804	136,971	-
Total Forward Currency Sale Contracts			$15,257,625	$14,111,215	1,146,410	-
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,146,410	$177,062

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

(a)   Non-income producing security.

(b)   For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized depreciation are as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Depreciation
U.S. Equity Value	$10,043,021	$175,851	$1,587,078	$(1,411,227)
U.S. Strategic Equity	85,701,635	2,846,358	12,628,326	(9,781,968)
U.S. Mid Cap Equity	265,291,772	9,996,789	39,791,688	(29,794,899)
U.S. Small-Mid Cap
Equity	71,626,118	2,965,581	5,666,404	(2,700,823)
U.S. Small Cap
Equity Value	17,825,649	957,459	2,256,939	(1,299,480)
Global Equity Income	4,188,580	40,177	642,173	(601,996)
International Equity	193,206,994	3,824,452	33,509,823	(29,685,371)
International
Equity Select	15,901,521	114,634	2,722,287	(2,607,653)
International
Strategic Equity	379,278,811	8,547,424	71,386,096	(62,838,672)
International
Small Cap Equity	184,107,376	3,041,550	44,132,887	(41,091,337)
Emerging Markets
Equity	7,658,673,184	88,896,985	1,478,592,986	(1,389,696,001)
Developing Markets
Equity	5,491,265	-	-	-
U.S. High Yield	52,501,048	286,163	8,710,867	(8,424,704)
Capital Allocator
Opportunistic
Strategies	181,908,437	1,272,227	24,040,663	(22,768,436)

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2008, these securities amounted to 0.5%, 1.2%, 3.3%, 0.8%, 0.6% and 4.1% of net assets of Lazard International Equity Portfolio, Lazard International Equity Select Portfolio, Lazard International Strategic Equity Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Developing Markets Equity Portfolio and Lazard U.S. High Yield Portfolio, respectively, and are considered to be liquid.

(d)	Date shown is the expiration date.

(e)	Issue in default.

(f)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

(g)	Security designated as collateral for held option(s).

Security Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
EUR – Euro
GDR – Global Depositary Receipt
REIT – Real Estate Investment Trust
SDR – Swedish Depositary Receipt

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard				Lazard	Lazard	Lazard
	Global	Lazard	Lazard	Lazard	International	Emerging	Developing
	Equity	International	International	International	Small Cap	Markets	Markets
	Income	Equity	Equity Select	Strategic Equity	Equity	Equity	Equity
Industry	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Agriculture	1.0%	–%	–%	–%	–%	1.7%	–%
Alcohol & Tobacco	6.4	8.1	10.6	9.1	–	5.0	1.6
Automotive	1.8	0.8	–	–	0.9	3.1	–
Banking	8.6	8.5	7.4	4.1	5.4	13.4	12.1
Building Materials	0.7	–	–	–	–	1.6	–
Cable Television	–	–	–	–	–	0.8	1.6
Chemicals	5.6	–	–	1.4	9.9	–	1.6
Commercial Services	–	1.0	0.1	0.8	11.2	0.5	1.0
Computer Software	–	–	–	–	–	–	–
Construction & Engineering	–	–	–	–	1.6	3.1	1.9
Consumer Products	1.5	1.8	1.3	1.4	1.7	4.8	–
Drugs	3.4	11.3	10.7	8.2	3.1	–	0.8
Electric	0.7	4.1	4.5	7.5	–	1.2	–
Energy	–	–	–	–	1.2	–	–
Energy Exploration & Production	–	1.1	1.3	2.3	–	3.7	3.3
Energy Integrated	8.8	10.2	12.7	6.7	1.4	4.9	4.2
Energy Services	3.2	0.9	–	0.9	5.5	2.6	4.9
Financial Services	9.0	2.1	–	4.8	6.2	5.5	1.9
Food & Beverages	–	6.1	8.7	4.4	1.1	0.2	–
Forest & Paper Products	2.7	–	–	–	0.9	2.6	2.1
Gas Utilities	–	3.4	3.3	3.1	–	–	–
Health Services	–	–	–	–	1.5	–	–
Housing	3.2	2.9	–	6.1	2.3	2.3	2.7
Insurance	3.9	6.5	7.1	8.4	2.6	–	–
Leisure & Entertainment	4.5	1.3	–	4.0	1.2	0.9	2.9
Manufacturing	1.0	4.7	5.2	9.9	20.9	3.2	7.5
Medical Products	0.6	–	–	–	6.1	–	2.8
Metals & Mining	1.5	–	1.3	0.5	–	8.1	10.2
Real Estate	–	–	–	–	–	0.4	3.7
Retail.	–	2.5	2.9	2.1	2.8	3.4	1.7
Semiconductors & Components	4.0	1.8	4.6	–	1.4	5.1	2.3
Technology	0.7	1.4	–	1.2	3.0	1.5	1.7
Technology Hardware	0.5	3.7	4.3	–	2.0	1.8	2.0
Telecommunications	9.7	10.2	13.8	8.8	–	12.1	10.4
Transportation	2.3	2.6	–	0.9	3.5	3.1	1.0
Subtotal	85.3	97.0	99.8	96.6	97.4	96.6	85.9
Repurchase Agreements	9.9	2.9	–	2.3	4.6	4.5	–
Total Investments	95.2%	99.9%	99.8%	98.9%	102.0%	101.1%	85.9%

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m., Eastern time). Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

	U.S Equity Value	U.S. Strategic Equity
	Portfolio	Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$8,333,794	$75,919,667
Level 2	298,000	–
Level 3	–	–
Total	$8,631,794	$75,919,667

	U.S. Mid Cap	U.S. Small-Mid Cap
	Equity Portfolio	Equity Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$229,971,873	$66,311,295
Level 2	5,525,000	2,614,000
Level 3	–	–
Total	$235,496,873	$68,925,295

	U.S. Small Cap	Global Equity
	Equity Value	Income
	Portfolio	Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$15,795,169	$3,214,584
Level 2	731,000	372,000
Level 3	–	–
Total	$16,526,169	$3,586,584

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2008 (unaudited)

	International	International Equity
	Equity Portfolio	Select Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$158,847,623	$13,293,868
Level 2	$4,674,000
Level 3	–	–
Total	$163,521,623	$13,293,868

	International
	Strategic Equity	International Small
	Portfolio	Cap Equity Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$308,986,139	$136,529,039
Level 2	7,454,000	6,487,000
Level 3	–	$–
Total	$316,440,139	143,016,039

	Emerging Markets	Developing Markets
	Equity Portfolio	Equity Portfolio
	Investments	Investments
Level	in Securities	in Securities
Level 1	$5,989,411,183	$5,491,265
Level 2	279,566,000	–
Level 3	–	–
Total	$6,268,977,183	$5,491,265

		Capital Allocator
	U.S. High Yield	Opportunistic Strategies
	Portfolio	Portfolio
			Other
	Investments	Investments	Financial
Level	in Securities	in Securities	Instruments*
Level 1	$–	$152,793,001	$–
Level 2	44,075,794	6,347,000	969,348
Level 3	550	$–	–
Total	$44,076,344	$159,140,001	$969,348

*Other financial instruments are derivative instruments such as forward contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
September 30, 2008 (unaudited)

U.S. High Yield
Portfolio
Investments
In Securities
Balance as of 12/31/07	$294
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized
appreciation/depreciation	(1,295)
Net purchases (sales)	1,551
Net transfers in and/or out of
Level 3	–
Balance as of 9/30/08	$550
Net change in unrealized
appreciation/depreciation from
investments still held as of
9/30/08	$(1,295)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:   /s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date: November 28, 2008

By:   /s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: November 28, 2008